FAIR-VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2020
FAIR-VALUE MEASUREMENT
Schedule of fair-value measurement

	As of December 31, 2019
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable
Description	Level 1	Level 2	Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	17,187	—	17,187
Long-term investments:
Convertible bonds	—	6,962	—	6,962
Redeemable preferred shares	—	42,212	—	42,212
Total:	—	66,361	—	66,361

11. FAIR-VALUE MEASUREMENT - CONTINUED

	As of December 31, 2020
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable
Description	Level 1	Level 2	Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	18,430	—	18,430
Long-term investments:
Convertible bonds	—	31,218	—	31,218
Redeemable preferred shares	—	38,499	1,934	40,433
Equity securities without readily determinable fair value	—	37,626	—	37,626
Total:	—	125,773	1,934	127,707